Shareholder Report, Holdings (Details)	May 31, 2025
C000018021 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000018021 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000018021 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000018021 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018021 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018021 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018021 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018021 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000018023 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000018023 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000018023 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000018023 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018023 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018023 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018023 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018023 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000189777 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000189777 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000189777 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000189777 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189777 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189777 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000189777 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189777 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000018022 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000018022 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000018022 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000018022 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018022 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018022 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018022 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018022 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000018024 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000018024 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000018024 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000018024 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018024 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018024 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018024 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018024 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000055528 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000055528 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000055528 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000055528 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055528 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055528 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000055528 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055528 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000189779 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000189779 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000189779 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000189779 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189779 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189779 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000189779 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189779 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000131622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000131622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000131622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000131622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131622 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000131622 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131622 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000236495 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000236495 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000236495 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000236495 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236495 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236495 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000236495 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236495 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000018025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000018025 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018025 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018025 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018025 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018025 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018025 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018025 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018027 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000018027 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018027 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018027 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018027 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018027 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018027 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018027 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000189780 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000189780 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189780 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189780 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189780 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189780 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000189780 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189780 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018026 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000018026 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018026 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018026 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018026 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018026 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018026 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018026 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000018030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018030 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018030 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018030 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018030 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018030 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018030 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018031 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000018031 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018031 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018031 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018031 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018031 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018031 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018031 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000189781 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000189781 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000189781 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189781 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000189781 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000189781 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000189781 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000189781 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000131623 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000131623 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131623 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131623 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000131623 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000131623 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000131623 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131623 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000167113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167113 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167113 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167113 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167113 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000167113 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167113 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167114 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167114 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167114 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167114 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167114 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167114 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000167114 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167114 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167115 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167115 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167115 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167115 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167115 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167115 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000167115 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167115 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167116 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167116 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167116 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167116 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167116 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167116 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000167116 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167116 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167117 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167117 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167117 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167117 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167117 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167117 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000167117 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167117 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167118 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167118 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167118 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167118 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000167118 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167118 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000167118 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167118 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000212502 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000212502 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000212502 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000212502 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000212502 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000212502 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000212502 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000212502 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000167125 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000167125 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167125 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167125 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167125 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167125 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000167125 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167125 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000167125 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000167126 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167126 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167126 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167126 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000167126 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167126 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000167126 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167127 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000167127 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167127 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167127 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167127 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167127 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000167127 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167127 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000167127 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167128 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000167128 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167128 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167128 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167128 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167128 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000167128 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167128 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000167128 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167129 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000167129 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167129 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167129 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167129 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167129 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000167129 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167129 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000167129 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167130 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000167130 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167130 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167130 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167130 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000167130 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000167130 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167130 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000167130 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018035 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018035 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018035 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018035 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018035 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018035 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018035 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018035 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018037 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018037 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018037 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018037 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018037 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018037 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018037 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018037 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000189783 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189783 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189783 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000189783 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189783 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189783 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000189783 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189783 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018036 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018036 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018036 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018036 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018036 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018036 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018036 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018036 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018040 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018040 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018040 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018040 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018040 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018040 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018040 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018040 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018041 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018041 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000018041 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018041 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000018041 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018041 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000018041 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018041 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000189784 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189784 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000189784 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000189784 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000189784 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000189784 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000189784 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000189784 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000131624 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000131624 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000131624 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000131624 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000131624 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000131624 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000131624 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236496 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000236496 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000236496 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000236496 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000236496 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236496 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000236496 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236496 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018042 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018042 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018042 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000018042 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018042 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018042 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000018042 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018042 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000018042 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018043 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018043 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018043 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000018043 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018043 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000018043 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000018043 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018043 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000018043 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088079 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088079 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088079 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000088079 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088079 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088079 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088079 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088079 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000088079 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088080 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088080 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088080 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000088080 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088080 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088080 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088080 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088080 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000088080 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088081 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088081 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088081 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000088081 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088081 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088081 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088081 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088081 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000088081 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152811 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152811 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000152811 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152811 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152811 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152811 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000152811 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152811 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000152811 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152812 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000152812 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000152812 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152812 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000152812 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000152812 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000152812 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152812 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000152812 [Member] | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018052 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018052 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018052 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018052 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018052 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018052 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018052 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018052 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000018053 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018053 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018053 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018053 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018053 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018053 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018053 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018053 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000018054 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018054 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018054 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018054 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018054 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018054 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018054 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018054 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000018056 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018056 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018056 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018056 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018056 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018056 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018056 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018056 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000018057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018057 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000018057 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000018057 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018057 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018057 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000018057 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018057 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000131625 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000131625 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000131625 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000131625 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000131625 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000131625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000131625 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000131625 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000236497 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000236497 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000236497 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000236497 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000236497 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000236497 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000236497 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236497 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000205778 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205778 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000205778 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000205778 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205778 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205778 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000205778 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205778 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216231 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216231 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000216231 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000216231 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216231 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000216231 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000216231 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216231 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216232 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216232 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000216232 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000216232 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000216232 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216232 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000216232 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216232 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216233 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216233 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000216233 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000216233 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000216233 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216233 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000216233 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216233 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000216230 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000216230 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000216230 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000216230 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000216230 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000216230 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000216230 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216230 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205779 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000205779 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000205779 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000205779 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205779 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205779 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000205779 [Member] | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205779 [Member] | Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%